Goodwill	12 Months Ended
Dec. 31, 2022
22. Goodwill
Goodwill
22.

GOODWILL
The change in goodwill for the year ended December 31 is due to the following:
millions of dollars

2022 2021
Balance, January 1 $

5,696 $

5,720
GBPC impairment charge
(1)
(73) -

Change in FX rate

389 (24)
Balance, December 31 $

6,012 $

5,696
(1) At the beginning of the period, Emera's accumulated impairment charges related to GBPC were $ 30 million.
Goodwill is subject to an annual assessment for impairment at the reporting unit level. The goodwill on
Emera’s Consolidated Balance Sheets at December 31, 2022, primarily relates to TECO Energy. Emera’s reporting units with goodwill are Tampa Electric, PGS, NMGC, and GBPC.

In 2022, Emera performed a qualitative impairment assessment for Tampa Electric and PGS, concluding that the fair value of the reporting units exceeded their respective carrying amounts, and as such, no quantitative assessments were performed and no

impairment charges were recognized. For the NMGC
reporting unit, Emera elected to bypass a qualitative assessment and performed a quantitative impairment assessment using a combination of the income approach and market approach. This assessment estimated that the fair value of the NMGC reporting unit exceeded its carrying amount, including goodwill. As a result of this assessment, no

impairment charges were recognized.
In 2022, the Company elected to bypass a qualitative assessment and performed a quantitative impairment assessment for GBPC, using the income approach, as this reporting unit is sensitive to changes in assumptions due to limited excess of fair value over carrying amount, including goodwill.
Although the cash flows of GBPC have not changed significantly compared to previous periods, it was determined that the fair value did not exceed its carrying amount, including goodwill, primarily due to an increase in discount rates. The discount rate for the reporting unit was negatively impacted by changes in the macro-economic environment, including the risk-free rate assumption. As a result of this assessment, a goodwill impairment charge of $ 73

million was recorded in 2022, reducing the GBPC goodwill balance to nil as at December 31, 2022. This non-cash charge is included in “Impairment charge” on the
Consolidated Statements of Income.